RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)																																														1 Months Ended		6 Months Ended		12 Months Ended
	Dec. 19, 2020	Dec. 30, 2019	Jan. 22, 2016	Oct. 20, 2015	Aug. 19, 2015	Jul. 17, 2015	Jun. 15, 2015	Jun. 08, 2015	Apr. 21, 2015	Feb. 11, 2015	Dec. 23, 2014	Oct. 10, 2014	Aug. 26, 2014	Jul. 28, 2014	Jul. 18, 2014	Jun. 06, 2014	May 19, 2014	Apr. 24, 2014	Apr. 17, 2014	Apr. 07, 2014	Jan. 22, 2014	Jan. 02, 2014	Dec. 13, 2013	Dec. 02, 2013	Nov. 22, 2013	Nov. 20, 2013	Sep. 13, 2013	Aug. 26, 2013	Aug. 18, 2013	Jul. 30, 2013	Jul. 24, 2013	Jul. 23, 2013	Jul. 17, 2013	Jul. 12, 2013	Jul. 03, 2013	Jun. 26, 2013	Jun. 21, 2013	Jun. 14, 2013	May 24, 2013	May 15, 2013	Apr. 30, 2013	Apr. 22, 2013	Mar. 06, 2013	Feb. 28, 2013	Dec. 13, 2012	Dec. 30, 2019	Jan. 21, 2014	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 27, 2009
Related Party Transaction [Line Items]
Balance due to related parties	$ 3,540,405																																																	$ 0	$ 3,540,405
Accrued interest																																																		0	298,796
Accrued interest	434,345																																																	345,663	310,307
Cash																																																$ 0
Maturity																																				Oct. 05, 2019
Accrued interest and accrued wages																																																		510,677
Notes payables																																				$ 388,376
Accrued interest rate per annum																																				5.00%
Money loaned to company by related party																																																105,252	$ 89,943	177,513	108,192
Repayment of related party loans																																																109,325		68,000	62,591
Due to Related Parties, Current																																																105,440		109,513
Director [Member]
Related Party Transaction [Line Items]
Due to officers																																																		109,513	0
Officers [Member]
Related Party Transaction [Line Items]
Accrued wages																																																340,000		0
Payments to Employees																																																$ 340,000	$ 340,000
Notes Payable [Member]
Related Party Transaction [Line Items]
Accrued interest																																																		345,663	310,307
Notes payables																																																		0	298,796	$ 292,860
Notes Payable [Member] | Trust And Shareholder [Member]
Related Party Transaction [Line Items]
Maturity												Jul. 15, 2021			Jul. 15, 2021	Jul. 15, 2021			Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021				Jul. 15, 2021								Jul. 15, 2021	Jul. 15, 2021						Jul. 15, 2021				Jul. 15, 2021		Jul. 15, 2021
Notes payables		$ 12,765										$ 24,000			$ 24,000	$ 24,000			$ 24,000	$ 24,000	$ 14,000				$ 83,877		$ 80,000	$ 80,000	$ 80,000		$ 80,000	$ 80,000	$ 83,877	$ 83,877						$ 83,877				$ 5,000		$ 12,765
Accrued interest rate per annum		6.00%										6.00%			6.00%	6.00%			6.00%	6.00%	6.00%				6.00%		6.00%	6.00%	6.00%		6.00%	6.00%	6.00%	6.00%						6.00%				6.00%		6.00%
Debt term												8 months			8 months	8 months			8 months	8 months	8 months				8 months		8 months	8 months	8 months		8 months	8 months	8 months	8 months						8 months				8 months
Notes Payable Related Party One [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		0
Accrued interest																																																		$ 0	$ 12,137
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		5.00%	5.00%
Notes Payable Related Party Two [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 10,617
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		5.00%	5.00%
Notes Payable Related Party Three [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 9,471
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		5.00%	5.00%
Notes Payable Related Party Four [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 2,050
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		5.00%	5.00%
Notes Payable Related Party Five [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 0
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Notes payable related party																																																		$ 72,076
Accrued interest rate per annum																																																		5.00%	5.00%
Execution amount paid																																																		$ 7,924
Notes Payable Related Party Eight [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		0
Accrued interest																																																		$ 0	$ 8,778
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		6.00%	6.00%
Notes Payable Related Party Nine [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 4,989
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		6.00%	6.00%
Notes Payable Related Party Ten [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 8,448
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		6.00%	6.00%
Notes Payable One [Member]
Related Party Transaction [Line Items]
Maturity																																																	Oct. 05, 2018	Oct. 05, 2018	Oct. 05, 2018
Accrued interest rate per annum																																																		5.00%	5.00%
Notes Payable One [Member] | Trust And Shareholder [Member]
Related Party Transaction [Line Items]
Maturity												Jul. 15, 2021
Notes payables												$ 5,000
Accrued interest rate per annum												6.00%
Debt term												8 months
Notes Payable Related Party Eleven [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 1,567
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		6.00%	6.00%
Notes Payable Related Party Twelve [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0
Accrued interest																																																		$ 0	$ 0
Maturity																																																		Jul. 15, 2021	Jul. 15, 2021
Accrued interest rate per annum																																																		6.00%	6.00%
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		$ 0	$ 2,437,717
Accrued interest																																																		0	163,254
Cash		$ 2,016,672																																												$ 2,016,672
Accrued wages		2,016,672																																												2,016,672
Allowance for notes payable		$ 2,016,672																																												$ 2,016,672
Notes payable bearing interest rate		5.00%																																												5.00%
Maturity		Jul. 15, 2021
Accrued interest and accrued wages		$ 3,192,385
Due to officers		$ 400,223																																												$ 400,223
Money loaned to company by related party																																																		177,513	108,192
Repayment of related party loans																																																		68,000	62,591
President [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		0	769,670
Accrued interest																																																		0	67,168
Notes payable bearing interest rate		5.00%																																												5.00%
Maturity		Jul. 15, 2021
Accrued interest and accrued wages	$ 1,045,700
Notes payable related party		$ 563,000																																												$ 563,000
Individual And Board [Member] | Notes Payable [Member]
Related Party Transaction [Line Items]
Maturity			Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021			Jul. 15, 2021	Jul. 15, 2021				Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021				Jul. 15, 2021					Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021	Jul. 15, 2021	Jul. 15, 2021		Jul. 15, 2021		Jul. 15, 2021
Notes payables			$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 34,800	$ 31,500		$ 31,500	$ 31,500			$ 31,500	$ 31,500				$ 31,500	$ 31,000	$ 31,000		$ 31,000				$ 31,000					$ 31,000		$ 31,000	$ 31,000	$ 31,000		$ 31,000	$ 31,000	$ 31,000		$ 19,000		$ 31,500
Accrued interest rate per annum			6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%		6.00%	6.00%			6.00%	6.00%				6.00%	6.00%	6.00%		6.00%				6.00%					6.00%		6.00%	6.00%	6.00%		6.00%	6.00%	6.00%		8.00%		6.00%
Debt term			8 months	8 months	8 months	8 months	8 months	8 months	8 months	8 months	8 months		8 months	8 months			8 months	8 months				8 months	8 months	8 months		8 months				8 months					8 months		8 months	8 months	8 months		8 months	8 months	8 months		8 months		8 months
Individual And Board [Member] | Notes Payable Related Party [Member]
Related Party Transaction [Line Items]
Balance due to related parties																																																		0
Accrued interest																																																		$ 0	$ 10,319
Share-based Payment Arrangement, Option [Member]
Related Party Transaction [Line Items]
Share conversion	4,500,664
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party One [Member]
Related Party Transaction [Line Items]
Share conversion	38,683
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Two [Member]
Related Party Transaction [Line Items]
Share conversion	37,818
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Three [Member]
Related Party Transaction [Line Items]
Share conversion	39,817
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Four [Member]
Related Party Transaction [Line Items]
Share conversion	6,320
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Five [Member]
Related Party Transaction [Line Items]
Share conversion	65,427
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Eight [Member]
Related Party Transaction [Line Items]
Share conversion	83,765
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Nine [Member]
Related Party Transaction [Line Items]
Share conversion	17,042
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Ten [Member]
Related Party Transaction [Line Items]
Share conversion	29,124
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Eleven [Member]
Related Party Transaction [Line Items]
Share conversion	5,900
Share-based Payment Arrangement, Option [Member] | Notes Payable Related Party Twelve [Member]
Related Party Transaction [Line Items]
Share conversion	11,587
Share-based Payment Arrangement, Option [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share conversion	3,080,781
Share-based Payment Arrangement, Option [Member] | President [Member]
Related Party Transaction [Line Items]
Share conversion	1,009,143
Share-based Payment Arrangement, Option [Member] | Individual And Board [Member]
Related Party Transaction [Line Items]
Share conversion	26,459
Common Stock [Member]
Related Party Transaction [Line Items]
Share conversion	4,663,705
Common Stock [Member] | Notes Payable Related Party One [Member]
Related Party Transaction [Line Items]
Share conversion	44,532
Common Stock [Member] | Notes Payable Related Party Two [Member]
Related Party Transaction [Line Items]
Share conversion	43,536
Common Stock [Member] | Notes Payable Related Party Three [Member]
Related Party Transaction [Line Items]
Share conversion	45,837
Common Stock [Member] | Notes Payable Related Party Four [Member]
Related Party Transaction [Line Items]
Share conversion	7,275
Common Stock [Member] | Notes Payable Related Party Five [Member]
Related Party Transaction [Line Items]
Share conversion	75,319
Common Stock [Member] | Notes Payable Related Party Eight [Member]
Related Party Transaction [Line Items]
Share conversion	96,430
Common Stock [Member] | Notes Payable Related Party Nine [Member]
Related Party Transaction [Line Items]
Share conversion	19,619
Common Stock [Member] | Notes Payable Related Party Ten [Member]
Related Party Transaction [Line Items]
Share conversion	33,528
Common Stock [Member] | Notes Payable Related Party Eleven [Member]
Related Party Transaction [Line Items]
Share conversion	6,792
Common Stock [Member] | Notes Payable Related Party Twelve [Member]
Related Party Transaction [Line Items]
Share conversion	13,339
Common Stock [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Share conversion	3,192,385
Common Stock [Member] | President [Member]
Related Party Transaction [Line Items]
Share conversion	1,045,700
Common Stock [Member] | Individual And Board [Member]
Related Party Transaction [Line Items]
Share conversion	30,459